Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Schedule of components of equity method investments	The Group holds the following equity-accounted investments:

Figures in million – SA rand	Notes	2023	2022	2021
Rand Refinery[1]	18.1	660	578	649
Mimosa[2]	18.2	5,146	6,650	5,413
Peregrine[2]	18.3	1,247	1,160	1,086
Keliber[1]		—	—	446
Other equity-accounted investments[3]		95	83	—	*
Total equity-accounted investments		7,148	8,471	7,594
1Associate
2Joint venture
3Includes the Group's investment in Glint Incorporated (associate) acquired during 2022. The investment has a carrying value of R92 million (2022: R81 million) at 31
December 2023
*      Less than R1 million

Schedule of movement in equity method investments	The movement in the equity-accounted investment in Rand Refinery for the year is as follows:

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	578	649	691
Share of results of equity-accounted investee after tax[1]	315	236	287
Dividends received	(233)	(307)	(329)
Balance at end of the year	660	578	649
1Since Rand Refinery has a 31 August year end, it is equity-accounted based on its latest management accounts for the period ended 30 November
The movement in the equity-accounted investment in Mimosa for the year is as follows:

Figures in million – SA rand	Note	2023	2022	2021
Balance at the beginning of the year		6,650	5,413	3,929
Share of results of equity-accounted investee after tax		(1,479)	1,061	1,702
Impairment	10	(423)	—	—
Dividends received		(208)	(243)	(667)
Foreign currency translation		606	419	449
Balance at end of the year		5,146	6,650	5,413
The equity-accounted investment in Peregrine movement for the year is as follows:

Figures in million – SA rand	Note	2023	2022	2021
Balance at the beginning of the year		1,160	1,086	1,001
Impairment of loan to Peregrine	10	(18)	—	—
Foreign currency translation		105	74	85
Balance at end of the year		1,247	1,160	1,086

Schedule of group's interest in summarised financial statements of associate	The Group’s interest in the summarised financial statements of Rand Refinery is as follows:

Figures in million – SA rand	2023	2022	2021
Revenue	1,738	1,189	1,276
Total comprehensive income	708	532	646
Non-current assets	761	556	524
Current assets	1,890	1,955	2,022
Non-current liabilities	(44)	(50)	(87)
Current liabilities	(688)	(565)	(475)
Net assets (100%)	1,919	1,896	1,984
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets (44.4%)	853	843	882
Dividend received[1]	(116)	(188)	(156)
Fair value adjustment[2]	(36)	(36)	(36)
Reconciling items[3]	(41)	(41)	(41)
Total investment in Rand Refinery	660	578	649
1The dividend received relates to the dividend received from Rand Refinery after 30 November. The total dividend received for 2023 amounted to R233 million
(2022:R307 million, 2021: R329 million)
2The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained
3Reconciling items relate to adjustments on consolidation of DRDGOLD’s interest in Rand Refinery
The Group’s interest in the summarised financial statements of Mimosa is as follows:

Figures in million – SA rand	2023	2022	2021
Revenue	6,433	8,535	8,786
Amortisation and depreciation	(951)	(685)	(549)
Interest income	64	203	24
Finance expense	(56)	(71)	(10)
Income and royalty tax	554	(946)	(1,503)
Income tax	820	(692)	(1,183)
Royalty tax	(266)	(254)	(320)
Profit or loss	(2,957)	2,123	3,405
Other comprehensive income	1,213	838	896
Total comprehensive income	(1,744)	2,961	4,301
Non-current assets	5,675	7,560	6,095
Property, plant and equipment[1]	5,675	7,560	6,095
Right-of-use assets	—	—	—
Current assets	6,997	8,124	6,728
Cash and cash equivalents	770	1,545	1,131
Other current assets	6,227	6,579	5,597
Non-current liabilities	(1,037)	(1,840)	(1,443)
Non-current financial liabilities[2]	—	—	—
Other non-current liabilities	(1,037)	(1,840)	(1,443)
Current liabilities	(403)	(453)	(456)
Current financial liabilities[2]	(403)	(453)	(334)
Other current liabilities	—	—	(122)
Net assets (100%)	11,232	13,391	10,924
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50%)	5,616	6,696	5,462
Impairment of investment in Mimosa	(423)	—	—
Reconciling items[3]	(47)	(46)	(49)
Total investment in Mimosa	5,146	6,650	5,413
1The Group impaired the property, plant and equipment of Mimosa at 31 December 2023 (see note 10) amounting to R3,728 million of which the Group's 50% share amounts to R1,864 million (R1,384 million net of tax (see note 12.3)).
2Non-current and current financial liabilities (excluding trade and other payables and provisions) amounted to Rnil (2022: Rnil, 2021: Rnil) and Rnil (2022: R35 million, 2021:
R9 million), respectively
3The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture

Schedule of group's interest in summarised financial statements of joint venture	The Group’s interest in the summarised financial statements of Peregrine is as follows:

Figures in million – SA rand	2023	2022	2021
Non-current assets	2,830	3,004	2,788
Current assets	—	—	—
Non-current liabilities	(9)	(426)	(409)
Current liabilities	—	(16)	(15)
Net assets (100%)	2,821	2,562	2,364
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets (20% (2021 and 2022: 40%))[1]	564	1,025	946
Reconciling items[2]	683	135	140
Total investment in Peregrine	1,247	1,160	1,086
1Disclosed on the basis that Aldebaran will successfully complete their earn-in obligation in terms of the agreement as described above
2The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment. This also includes the dilution in the interest resulting from the earn-in requirements

Schedule of cash flows for equity accounted investments	The table below summarises the cash paid for investments in equity-accounted investees:

Figures in million – SA rand	Note	2023	2022	2021
Century	16.1	(373)	—	—
Glint		(23)	(92)	—
Keliber		—	—	(446)
Total cash paid		(396)	(92)	(446)